Subsequent Events (Details) - Subsequent Event [Member] - USD ($)		1 Months Ended
	Feb. 11, 2022	May 05, 2022	Feb. 28, 2022	Mar. 23, 2022
Subsequent Events (Details) [Line Items]
Borrow amount				$ 267,000
Down payment of promissory note		$ 133,000		$ 267,000
Aggregate amount		$ 133,000
A Capital Markets Advisor [Member] | Business Combination [Member]
Subsequent Events (Details) [Line Items]
Potential business combination	$ 350,000
B Capital Markets Advisor [Member] | Business Combination [Member]
Subsequent Events (Details) [Line Items]
Potential business combination			$ 350,000